Events After the Reporting Period	12 Months Ended
Mar. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period Abstract
Events After the Reporting Period

26. Events After the Reporting Period

On May 18, 2021 the Company granted 173,650 incentive stock options to employees of the Company, subject to the approval of the TSX Venture Exchange. The stock options are exercisable for a period of five years at a price of CDN $19.62 per share, and vest 25% after each of four months, one year, two years, and three years after the grant date.

On May 31, 2021 the Company issued 342,857 shares to Countryman Investments Ltd., a company beneficially owned by David Richardson, a director of GreenPower, pursuant to the exercise of 342,857 warrants at a price of CDN $4.55 per warrant, for gross proceeds of CDN $1,559,999.

On June 14, 2021 the Company issued 285,714 shares to KFS Capital LLC, a company beneficially owned by Fraser Atkinson, the Chairman and CEO of GreenPower, pursuant to the exercise of 285,714 warrants at a price of CDN $4.55 per warrant, for gross proceeds of CDN $1,299,999.